Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash used in operating activities
Loss for the year	$ (246,290)	$ (116,484)	$ (123,096)
Adjustments for non-monetary items:
Share-based compensation expense	37,585	1,117	469
Depreciation of property, plant and equipment	774	552	488
Depreciation of right-of-use assets	1,151	1,064	0
Amortization and impairment of intangible assets	263	30	252
Share of results in joint venture	(24,368)	0	0
Convertible loans, derivatives, increase in fair value	45,411	0	0
Change in defined benefit pension liabilities	276	(53)	119
Financial income	(832)	(1,696)	(1,847)
Financial expense	4,820	15	0
Exchange differences	476	128	(29)
Income taxes	327	582	224
Operating loss before working capital changes	(180,407)	(114,745)	(123,420)
Decrease in trade accounts receivable	0	192	895
(Increase) in other current assets	(4,505)	(3,841)	(967)
(Decrease) in contract liability (short and long term)	0	(2,340)	(1,140)
Increase (decrease) in trade accounts payable	1,921	(3,425)	(858)
Increase in accrued liabilities and other payables	14,946	1,720	3,262
Cash used in operating activities	(168,729)	(121,581)	(121,362)
Interest received	797	1,164	1,051
Interest paid	(1,557)	(157)	0
Interest	105	141	0
Tax paid	(29)	(290)	(185)
Cash used in operating activities	(168,045)	(122,439)	(122,228)
Cash used in investing activities
Payment for purchases of property, plant and equipment	(801)	(358)	(944)
Payment for purchases of intangible assets	(2,008)	(1,790)	(1,526)
Payment for rent deposits	(19)	(100)	(36)
Net cash used in investing activities	(2,828)	(2,248)	(2,506)
Cash from / (used in) financing activities
Proceeds from capital contributions, net of transaction costs	0	101,614	(24)
Proceeds from public offering of common shares, net of transaction costs	433,158	0	0
Proceeds from convertible loans, net of transaction costs	62,898	0	0
Acquisition of treasury shares	0	(141)	0
Sale of treasury shares	0	41	0
Proceeds from the exercise of stock options	54	0	0
Principal portion of lease obligations payments	(1,144)	(1,002)	0
Net cash from / (used in) financing activities	494,966	100,512	(24)
Net increase (decrease) in cash and cash equivalents	323,409	(23,317)	(123,892)
Exchange gains / (losses) on cash and cash equivalents	235	61	(53)
Cash and cash equivalents at beginning of year	115,551	138,807	262,752
Cash and cash equivalents at end of year	439,195	115,551	138,807
Supplemental Non-Cash Investing Information
Capital expenditures recorded in Other current liabilities	$ 220	$ 0	$ 0